SCHEDULE OF INCOME TAX RATE RECONCILIATION RATE (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%	21.00%
State and local income taxes	(0.00%)	(0.70%)	(0.50%)	(11.60%)
Prior period adjustments				45.60%
Effect of change in uncertain tax positions				(49.40%)
Change in valuation allowance for NOL carry-forwards	(21.00%)	(51.10%)	(6.70%)	(5.30%)
Stock warrant transactions and other items	(2.50%)	4.10%	1.30%	32.20%
Effective income tax rate	(2.50%)	(26.70%)	15.10%	32.50%